                                PB SERIES TRUST
                       (FORMERLY PROVIDIAN SERIES TRUST)

                       SUPPLEMENT DATED DECEMBER 5, 1997
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1997
                        AS SUPPLEMENTED ON JUNE 13, 1997
                              AND OCTOBER 31, 1997

  Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Maximum Appreciation Portfolio and Money
                                  Market Fund


Effective December 1, 1997, the name of Providian Series Trust has been changed to PB Series Trust. There has been no other change to the Trust.

                                   * * * * *

Effective December 1, 1997, the name of Providian Investment Advisors, Inc. has been changed to PB Investment Advisors, Inc.

                                   * * * * *

The second paragraph of the description of PB Investment Advisors, Inc. under the heading "MANAGEMENT" on page 10 is hereby amended to read as follows:

The Adviser is wholly owned by Commonwealth General Corporation, a wholly owned indirect subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.

                                PB SERIES TRUST
                       (FORMERLY PROVIDIAN SERIES TRUST)

                       SUPPLEMENT DATED DECEMBER 5, 1997
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1997
                        AS SUPPLEMENTED ON JUNE 13, 1997
                              AND OCTOBER 31, 1997

                  High Quality Stock Fund, Fixed Income Fund,
                International Active Fund and Money Market Fund


Effective December 1, 1997, the name of Providian Series Trust has been changed to PB Series Trust. There has been no other change to the Trust.

                                   * * * * *

Effective December 1, 1997, the name of Providian Investment Advisors, Inc. has been changed to PB Investment Advisors, Inc.

                                   * * * * *

The second paragraph of the description of PB Investment Advisors, Inc. under the heading "MANAGEMENT" on page 7 is hereby amended to read as follows:

The Adviser is wholly owned by Commonwealth General Corporation, a wholly owned indirect subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.

                                PB SERIES TRUST
                       (FORMERLY PROVIDIAN SERIES TRUST)

                       SUPPLEMENT DATED DECEMBER 5, 1997
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 1997

  Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Maximum Appreciation Portfolio and Money
                                  Market Fund


Effective December 1, 1997, the name of Providian Series Trust has been changed to PB Series Trust. There has been no other change to the Trust.

                                   * * * * *

Effective December 1, 1997, the name of Providian Investment Advisors, Inc. has been changed to PB Investment Advisors, Inc.

                                   * * * * *

The second paragraph of the description of PB Investment Advisors, Inc. under the heading "MANAGEMENT" on page B-23 is hereby amended to read as follows:

The Adviser is wholly owned by Commonwealth General Corporation, a wholly owned indirect subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.

                                PB SERIES TRUST
                       (FORMERLY PROVIDIAN SERIES TRUST)

                       SUPPLEMENT DATED DECEMBER 5, 1997
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 1997

                  High Quality Stock Fund, Fixed Income Fund,
                International Active Fund and Money Market Fund


Effective December 1, 1997, the name of Providian Series Trust has been changed to PB Series Trust. There has been no other change to the Trust.

                                   * * * * *

Effective December 1, 1997, the name of Providian Investment Advisors, Inc. has been changed to PB Investment Advisors, Inc.

                                   * * * * *

The second paragraph of the description of PB Investment Advisors, Inc. under the heading "MANAGEMENT" on page B-25 is hereby amended to read as follows:

The Adviser is wholly owned by Commonwealth General Corporation, a wholly owned indirect subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.